INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Income tax paid	$ 2,726,825
Xinjiang Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Dividend distribution received	1,100,000
Income tax paid	100,000
Chongqing Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	$ 90,200,000